Consolidated Statements of Cash Flows (USD $)	3 Months Ended		188 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (145,255)	$ (12,598)	$ (282,107)
Adjustments to reconcile net loss to net cash used in operating activities:
Issuable stock in exchange for services	30,000		30,000
Stock issued in exchange for services		12,000	22,300
Changes in assets and liabilities:
Increase (decrease) in accrued expenses	5,489	750	9,539
Cash Flows Provided by (Used in) Operating Activities	(109,766)	152	(220,268)
CASH FLOWS FROM FINANCING ACTIVITIES
Sale of shares	112,000		223,361
Retirement of shares			(859)
Cash Flows Provided by Financing Activities	112,000		222,502
NET INCREASE (DECREASE) IN CASH	2,234	152	2,234
Cash, beginning of fiscal year		919
Cash, end of fiscal year	2,234		2,234
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income taxes